Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	2026 USD	2025 USD
Cash at bank	5,659,739	110,779
Cash on hand	7,441	–
Fixed deposits with original maturity of three months or less	–	–
	5,667,180	110,779

Schedule of reconciliation of loss before income tax to net cash used in operating activities

	2026 USD	2025 USD	2024 USD
Loss before income tax	(24,542,490)	(1,972,954)	(1,715,375)
Adjustments for:
Depreciation and amortisation	186,173	113,370	148,313
Share-based payments	14,313,666	–	–
Impairment losses on financial assets	734,011	–	175,000
Impairment losses on non-financial assets	–	–	–
Net loss on financial instruments at fair value through profit or loss	489,037	–	–
Loss on conversion of SAFE notes	452,161	–	–
Net foreign exchange loss	1,350,474	24,584	–
Finance costs	2,015,910	291,439	82,755
Finance income	(157,873)	–	–
Share of profit of equity-accounted investments	(36,688)	–	–
Operating loss before working capital changes	(5,195,619)	(1,543,561)	(1,309,307)
Changes in working capital, excluding balances acquired:
Trade and unbilled receivables	5,308,961	(10,834)	6,893
Prepayments	(1,968,223)	(2,904)	–
Inventories	29,639	–	–
Other financial assets	218,689	(1,597)	26,886
Other non-financial assets	87,027	–	–
Trade payables	(7,014,757)	264,655	144,148
Contract liabilities	2,239,734	120,000	468,000
Other financial liabilities	1,645,464	–	–
Provisions and employee benefit obligations	93,076	–	–
Other non-financial liabilities	155,509	–	–
Cash generated from / (used in) operations	(4,400,500)	(1,174,241)	(663,380)
Interest received	157,873	–	–
Income taxes paid	(389,762)	–	–
Net cash used in operating activities	(4,632,389)	(1,174,241)	(663,380)

Schedule of non-cash investing and financing transactions

The following transactions did not involve cash and are excluded from the statement of cash flows in accordance with IAS 7 paragraph 43.

	2026 USD	2025 USD
Ordinary shares issued as consideration for the acquisition of subsidiaries	180,430,575	–
Ordinary shares subscribed for in cash by shareholders and employees of VIS Networks Private Limited, attributed to the acquisition for financial reporting purposes only	44,571,073	–
Ordinary shares issued in settlement of services received	14,823,375	–
Ordinary shares issued on conversion of SAFE notes	3,287,991	–
Deferred consideration recognised on the acquisition of VIS Networks Private Limited	10,255,102	–
Unwinding of the discount on deferred consideration	445,940	–
Right-of-use assets recognised on commencement of new leases	–	83,343
Interest accrued and capitalised into the carrying amount of borrowings	768,874	–

Schedule of reconciliation of liabilities arising from financing activities

USD	At 1 Jul 2025	Assumed on acquisition	Cash flows	Interest accrued	Exchange and other non-cash movements	At 30 Jun 2026
Promissory notes	1,443,925	–	16,020,181	768,874	210,052	18,443,032
Convertible notes	49,355	–	(42,486)	–	–	6,869
Loan facilities, insurance premium funding and other borrowings	195,499	5,572,201	(638,438)	–	(246,313)	4,882,949
Lease liabilities	56,051	380,527	(66,655)	–	5,579	375,502
SAFE notes	1,929,667	–	370,351	–	(2,300,018)	–